Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued salary and social welfare costs	$ 20,103	$ 26,994
Advance payment received from disposal of business (Note 15)	7,000	0
Payables for acquisition (Note 3)	4,603	4,603
Liability classified awards for share-based compensation (Note 18)	4,560	5,852
Payables for compensation costs in relation to an acquisition	3,500	3,500
Accrued professional service fees	1,663	992
Payable for construction cost	1,184	0
Deposit related to disposal of business (Note 15)	1,000	0
Accrued advertising and marketing fees	470	342
Accrued staff reimbursements	386	678
Accrued office expense	308	668
Share option deposit held on behalf of employees	124	134
Payable for long-term investments	0	5,490
Payables for deferred financing costs	0	2,234
Accrued recruitment service fee	0	392
Others	2,110	1,155
Total	$ 47,011	$ 53,034